DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Prepaid expenses and other current assets	$ 10,179,811	$ 8,730,124
Total current assets	204,342,426	181,409,030
Property and equipment, net	19,690,779	$ 13,373,950
Cost method investments	3,695,946
Other non-current assets	8,178,969	$ 4,369,889
Total assets	254,695,560	217,954,174
Income taxes payable	8,669,015	5,394,036
Accrued expenses and other current liabilities	12,294,473	$ 8,439,410
Amounts due to related parties, including amounts due to WOFE for accrued service fees	135,393
Total current liabilities	47,114,695	$ 33,429,186
Other non-current liabilities	1,437,238	1,637,756
Total liabilities	48,551,933	35,066,942
Net revenues	189,189,530	136,204,017	$ 92,833,660
Net loss	28,709,010	24,691,248	14,047,031
Net cash used in operating activities	55,842,680	28,459,868	29,705,551
Net cash provided by (used in) investing activities	(11,614,868)	(119,458,540)	(19,537,130)
Net cash provided by financing activities	(4,132,489)	106,471,782	(590,881)
Effect of foreign currency exchange rate changes on cash	(3,609,818)	1,047,426	364,495
Investment amount in PRC companies, which are engaged in provision of educational products and services	2,900,000
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash	160,614	243,292
Prepaid expenses and other current assets	153	25,166
Amounts due from related parties	3,866,683	4,394,839
Total current assets	4,027,450	4,663,297
Property and equipment, net	2,709	$ 19,582
Cost method investments	2,771,960
Other non-current assets	40,917
Total assets	6,843,036	$ 4,682,879
Income taxes payable	575,480	616,515
Accrued expenses and other current liabilities	137,408	103,231
Amounts due to related parties, including amounts due to WOFE for accrued service fees	6,053,190	3,486,740
Total current liabilities	6,766,078	4,206,486
Other non-current liabilities	41,145	43,664
Total liabilities	6,807,223	4,250,150
Net revenues	28,376	472,512	8,191,886
Net loss	(387,902)	(2,285,932)	(1,917,256)
Net cash used in operating activities	(353,434)	(610,826)	(1,538,619)
Net cash provided by (used in) investing activities	(2,890,823)	66,824	(470,805)
Net cash provided by financing activities	3,172,672	671,417	1,436,631
Effect of foreign currency exchange rate changes on cash	$ (11,093)	$ (70,821)	$ 25,208